Retirement Benefits Other - Nonqualified Deferred Compensation (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2013
Other - Nonqualified deferred compensation [Abstract]
Deferred compensation expense	$ 5,676	$ 24,549	$ 19,182